UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2019

Date of reporting period:	2/28/2019

Item 1. Schedule of Investments

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 28, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks
Aerospace & Defense 7.9%
Airbus SE (France)	13,849	$ 1,790,900
Boeing Co. (The)	131,973	58,062,841
United Technologies Corp.	159,900	20,094,633
		79,948,374
Automobiles 1.8%
Tesla, Inc.*(a)	56,901	18,201,492
Banks 6.3%
JPMorgan Chase & Co.	279,019	29,118,423
PNC Financial Services Group, Inc. (The)	273,093	34,415,180
		63,533,603
Biotechnology 1.8%
BioMarin Pharmaceutical, Inc.*	190,147	17,733,109
Capital Markets 1.0%
Goldman Sachs Group, Inc. (The)	50,911	10,014,194
Chemicals 1.2%
DowDuPont, Inc.	227,360	12,102,373
Consumer Finance 2.3%
SLM Corp.*	2,060,380	22,767,199
Electric Utilities 4.9%
American Electric Power Co., Inc.	439,500	35,665,425
Exelon Corp.	274,289	13,327,703
		48,993,128
Energy Equipment & Services 0.7%
Schlumberger Ltd.	151,231	6,663,238
Entertainment 2.6%
Netflix, Inc.*	72,450	25,944,345
Equity Real Estate Investment Trusts (REITs) 1.5%
American Tower Corp.	87,869	15,478,124

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing 2.8%
Walmart, Inc.	289,963	$ 28,703,437
Food Products 2.4%
Mondelez International, Inc. (Class A Stock)	511,983	24,145,118
Health Care Equipment & Supplies 3.0%
Intuitive Surgical, Inc.*	19,493	10,674,562
Zimmer Biomet Holdings, Inc.	153,451	19,046,338
		29,720,900
Health Care Providers & Services 0.5%
UnitedHealth Group, Inc.	21,834	5,288,631
Insurance 2.4%
MetLife, Inc.	535,375	24,193,596
Interactive Media & Services 8.2%
Alphabet, Inc. (Class A Stock)*	28,243	31,817,152
Facebook, Inc. (Class A Stock)*	150,760	24,340,202
Tencent Holdings Ltd. (China), ADR(a)	621,004	26,585,181
		82,742,535
Internet & Direct Marketing Retail 5.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	128,864	23,585,978
Amazon.com, Inc.*	19,418	31,842,219
		55,428,197
IT Services 8.0%
Adyen NV (Netherlands), 144A*	30,184	22,670,245
Mastercard, Inc. (Class A Stock)	141,714	31,853,056
PayPal Holdings, Inc.*	266,437	26,129,476
		80,652,777
Life Sciences Tools & Services 2.3%
Illumina, Inc.*	72,667	22,728,058
Media 2.3%
Comcast Corp. (Class A Stock)	610,028	23,589,783

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 3.1%
Noble Energy, Inc.	540,802	$ 11,978,764
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	304,731	18,957,316
		30,936,080
Pharmaceuticals 7.5%
AstraZeneca PLC (United Kingdom), ADR	619,935	25,776,897
Eli Lilly & Co.	188,315	23,782,301
Pfizer, Inc.(a)	587,028	25,447,664
		75,006,862
Semiconductors & Semiconductor Equipment 2.2%
Texas Instruments, Inc.	208,519	22,057,140
Software 12.0%
Adobe, Inc.*	103,607	27,196,837
Microsoft Corp.	537,958	60,267,435
salesforce.com, Inc.*	201,671	33,003,459
		120,467,731
Specialty Retail 1.1%
Lowe’s Cos., Inc.	104,629	10,995,462
Textiles, Apparel & Luxury Goods 3.1%
Lululemon Athletica, Inc.*	101,179	15,219,345
NIKE, Inc. (Class B Stock)	191,253	16,396,120
		31,615,465

Total Long-Term Investments (cost $703,603,038)		989,650,951

Short-Term Investments 10.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	13,571,987	13,571,987

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $87,319,681; includes $87,160,909 of cash collateral for securities on loan)(b)(w)	87,305,075	$ 87,331,267

Total Short-Term Investments (cost $100,891,669)		100,903,254

TOTAL INVESTMENTS 108.4% (cost $804,494,707)		1,090,554,205
Liabilities in excess of other assets (8.4)%		(84,942,856)

Net Assets 100.0%		$ 1,005,611,349

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,355,866; cash collateral of $87,160,909 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 78,157,474	$ 1,790,900	$—
Automobiles	18,201,492	—	—
Banks	63,533,603	—	—
Biotechnology	17,733,109	—	—
Capital Markets	10,014,194	—	—
Chemicals	12,102,373	—	—
Consumer Finance	22,767,199	—	—
Electric Utilities	48,993,128	—	—
Energy Equipment & Services	6,663,238	—	—

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Entertainment	$ 25,944,345	$ —	$—
Equity Real Estate Investment Trusts (REITs)	15,478,124	—	—
Food & Staples Retailing	28,703,437	—	—
Food Products	24,145,118	—	—
Health Care Equipment & Supplies	29,720,900	—	—
Health Care Providers & Services	5,288,631	—	—
Insurance	24,193,596	—	—
Interactive Media & Services	82,742,535	—	—
Internet & Direct Marketing Retail	55,428,197	—	—
IT Services	57,982,532	22,670,245	—
Life Sciences Tools & Services	22,728,058	—	—
Media	23,589,783	—	—
Oil, Gas & Consumable Fuels	30,936,080	—	—
Pharmaceuticals	75,006,862	—	—
Semiconductors & Semiconductor Equipment	22,057,140	—	—
Software	120,467,731	—	—
Specialty Retail	10,995,462	—	—
Textiles, Apparel & Luxury Goods	31,615,465	—	—

Affiliated Mutual Funds	100,903,254	—	—
Total	$1,066,093,060	$24,461,145	$—

PGIM Jennison MLP Fund
Schedule of Investments as of February 28, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks 44.5%
Oil & Gas Storage & Transportation
Enbridge, Inc. (Canada)	723,917	$ 26,779,345
EnLink Midstream LLC, UTS(gg)	1,105,169	12,322,634
Gibson Energy, Inc. (Canada)	830,671	13,438,950
Kinder Morgan, Inc.	1,447,302	27,730,306
ONEOK, Inc.	603,093	38,754,756
Pembina Pipeline Corp. (Canada)	693,942	25,426,035
Targa Resources Corp.	708,762	28,520,583
TransCanada Corp. (Canada)	182,294	8,152,287
Williams Cos., Inc. (The)	1,669,931	44,570,459
Total Common Stocks (cost $224,742,194)		225,695,355
Master Limited Partnerships 54.9%
Oil & Gas Storage & Transportation 51.8%
Andeavor Logistics LP	216,407	7,613,198
Antero Midstream Partners LP	507,011	12,244,316
Buckeye Partners LP	154,288	4,856,986
Cheniere Energy Partners LP	1,170,482	51,887,467
Crestwood Equity Partners LP	219,533	6,963,587
Energy Transfer LP	2,644,814	39,116,799
Enterprise Products Partners LP	1,371,189	37,913,376
EQM Midstream Partners LP	225,709	8,773,309
Magellan Midstream Partners LP	79,564	4,843,061
MPLX LP	380,910	12,630,976
Noble Midstream Partners LP	232,166	7,814,707
Plains All American Pipeline LP	1,334,538	31,148,117
Tallgrass Energy LP	989,066	22,382,563
Western Midstream Partners LP	416,372	13,931,807
		262,120,269
Renewable Electricity 3.1%
NextEra Energy Partners LP	364,812	15,756,230
Total Master Limited Partnerships (cost $255,247,368)		277,876,499

Total Long-Term Investments (cost $479,989,562)		503,571,854

PGIM Jennison MLP Fund
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,987,124)(w)	5,987,124	$ 5,987,124

TOTAL INVESTMENTS 100.6% (cost $485,976,686)		509,558,978
Liabilities in excess of other assets (0.6)%		(2,975,422)

Net Assets 100.0%		$ 506,583,556

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

(gg)	Security represents ownership in the general partner interest and related incentive distribution rights of the Master Limited Partnership.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil & Gas Storage & Transportation	$225,695,355	$—	$—
Master Limited Partnerships
Oil & Gas Storage & Transportation	262,120,269	—	—
Renewable Electricity	15,756,230	—	—

Affiliated Mutual Fund	5,987,124	—	—
Total	$509,558,978	$—	$—

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
UTS—Unit Trust Security

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Funds have adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above.

The PGIM Jennison MLP Fund invests primarily in MLPs. MLPs and MLP-related investments will comprise a minimum of 80% of investable assets of the Prudential Jennison MLP Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity and have a limited role in the operation and management of the entity and receive cash distributions. For U.S. federal income tax purposes, the PGIM Jennison MLP Fund’s investment policy of investing primarily in MLPs results in its being taxed as a regular corporation, or a “C” corporation, rather than as a regulated investment company.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 18

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    April 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    April 12, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date    April 12, 2019

* Print the name and title of each signing officer under his or her signature.